Related Party Transactions - Schedule of Compensation of Executives and Board Level Directors (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions - Schedule of Compensation of Executives and Board Level Directors (Details) [Line Items]
Short-term benefits (including salaries)	$ 14,883	$ 17,014	$ 16,586
Special payments	915
Post-employment benefits	1,488	1,790	2,114
Share-based payments	16,589	31,551	65,314
Compensation of executives and board level directors	$ 33,875	$ 50,355	$ 84,014